Michelle M. Lombardo Counsel 215-988-2867 Direct 215-988-2757 Fax michelle.lombardo@dbr.com

Law Offices

One Logan Square

18th & Cherry Streets

Philadelphia, PA

19103-6996

(215) 988-2700

(215) 988-2757 fax

www.drinkerbiddle.com

CALIFORNIA

DELAWARE

ILLINOIS

NEW JERSEY

NEW YORK

PENNSYLVANIA

WASHINGTON D.C.

WISCONSIN

November 4, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C.  20549

Re:                             The Roxbury Funds
(Registration Nos. 333-133691 and 811-21897)

Dear Ladies and Gentlemen:

On behalf of The Roxbury Funds (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), please accept this letter as certification that: (i) the prospectus and statement of additional information, each dated November 1, 2009, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Trust’s Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A (“Post-Effective Amendment No. 5”), which was filed on October 28, 2009; and (ii) the text of Post-Effective Amendment No. 5 has been filed electronically.

If you have any questions, please contact me at 215-988-2867

Sincerely,

/s/ Michelle Lombardo
Michelle Lombardo

Established 1849